Employee Benefits and Share-Based Compensation - (Textuals) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended			36 Months Ended
	Mar. 01, 2019	May 31, 2016	Apr. 30, 2014	Jan. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum percentage of employee eligible compensation that may be contributed towards 401(k) Plan					100.00%
Matching contributions vesting period					5 years
Forfeited contributions utilized					$ 200	$ 300	$ 300
Recorded expenses related to 401(k) plan					$ 9,100	$ 9,300	$ 7,300
Discount rate used in the net periodic benefit cost calculation					4.20%	3.60%	4.00%
Amortization period of losses					18 years 10 months 28 days
Total taxes paid pursuant to net share settlements					$ 20,939	$ 13,855	$ 6,342
First 3% of Each Participant's Contributions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Defined contribution plan, percentage of employee contribution					3.00%
Employer matching contribution percent					100.00%
Amounts Greater Than 3%
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Defined contribution plan, percentage of employee contribution					50.00%
Amounts Greater Than 3% | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employer matching contribution percent					3.00%
Amounts Greater Than 3% | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employer matching contribution percent					10.00%
Restated 2013 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares authorized		12,430,000
Ordinary shares authorized				15,035,106
Maximum number of shares that can be granted		27,465,106
Maximum number of shares that can be granted to one individual				5,000,000
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of purchase price discount					15.00%
Accrued payroll liability					$ 2,100	1,900		$ 2,100
Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares authorized			2,000,000
Shipboard Retirement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities					900	1,000		900
Projected benefit obligation included in other long-term liabilities					27,800	23,300		27,800
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total intrinsic value of stock options exercised					13,300	16,700	18,900
Proceeds from the exercise of share options					28,300	$ 25,800	$ 27,400
Total unrecognized compensation cost related to share options granted					$ 0			$ 0
Time-Based Option Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share option awards granted								0
Time-Based Option Awards | Restated 2013 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of share-based awards vesting period		The vesting period for time-based options is typically set at three, four or five years with a contractual life ranging from seven to 10 years
Time-Based Option Awards | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Three Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, vesting period		3 years
Time-Based Option Awards | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Four Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, vesting period		4 years
Time-Based Option Awards | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Five Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, vesting period		5 years
Time-Based Option Awards | Restated 2013 Performance Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, contractual life		7 years
Time-Based Option Awards | Restated 2013 Performance Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, contractual life		10 years
Performance-Based Option Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share option awards granted					0
Weighted-average grant-date fair value of options granted						$ 15.20	$ 8.55
Time-Based RSU Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit awards granted					1,929,495
Total unrecognized compensation cost related to restricted share unit awards					$ 106,500			$ 106,500
Weighted-average period for recognition of unrecognized compensation expense					1 year 9 months 18 days
Time-Based RSU Awards | Employee | Awarded on March 1, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit awards granted	1,900,000
Share-based award, vesting period	3 years
Performance-Based RSU Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit awards granted					462,282
Total unrecognized compensation cost related to restricted share unit awards					$ 9,200			9,200
Weighted-average period for recognition of unrecognized compensation expense					1 year 1 month 6 days
Performance-Based RSU Awards | Members of management team | Awarded on March 1, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit awards granted	500,000
Market-Based RSU Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost related to restricted share unit awards					$ 0			$ 0
Weighted-average period for recognition of unrecognized compensation expense					0 years
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based award, vesting period		3 years